SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($) Integer	Sep. 30, 2016 USD ($)
Prepaid expenses and other current assets	$ 105,189		$ 105,189		$ 179,105	$ 24,380
Deposits current assets	68,939		68,939		165,438	0
Potentially dilutive securities outstanding	68,905,331	$ 10,449,984	68,905,331	$ 10,449,984	133,580,149	656,338
Carrying value of film cost	2,886,501		2,886,501		2,931,849
Capitalized interest			149,120		102,202
Non-controlling interest in subsidiary	62,874		62,874		181,202
Loss attributable to non-controlling interest	62,762		118,328		$ 64,228
Non-controlling interest, percentage					27.00%
Description of class A units					The units can be sold at minimum of ½ for $50,000 for each ½ Class A unit (see Note 7).
Reduced film cost			347,880
Revenue recognized	$ 1,338		1,338
Streaming music sales [Member]
Revenue recognized			1,338
Class A [Member] | CFTB [Member]
Number of units sold					8
Class B [Member] | CFTB [Member]
Number of units assigned					1
Maximum [Member]
Federal Deposit Insurance Corporation			$ 250,000
Maximum [Member] | Class A [Member] | Private Placement [Member]
Membership Interests					$ 2,500,000
Class A Units price, per unit					$ 100,000
Number of class A units | Integer					25
Minimum [Member] | Class A [Member] | Private Placement [Member]
Membership Interests					$ 400,000